Provisions - Rollforward of provisions (Details) £ in Millions	6 Months Ended
Jun. 30, 2022 GBP (£)
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	£ 562
Other provisions, ending balance	358
Provisions (excluding contractual commitments)
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	459
Additions	57
Amounts utilised	(226)
Unused amounts reversed	(29)
Exchange and other movements	3
Other provisions, ending balance	264
Restructuring costs
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	164
Additions	23
Amounts utilised	(60)
Unused amounts reversed	(15)
Exchange and other movements	2
Other provisions, ending balance	114
Legal proceedings and regulatory matters
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	175
Additions	2
Amounts utilised	(149)
Unused amounts reversed	(3)
Exchange and other movements	1
Other provisions, ending balance	26
Customer remediation
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	21
Additions	0
Amounts utilised	(2)
Unused amounts reversed	(3)
Exchange and other movements	0
Other provisions, ending balance	16
Other provisions
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	99
Additions	32
Amounts utilised	(15)
Unused amounts reversed	(8)
Exchange and other movements	0
Other provisions, ending balance	108
Contractual commitments
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	103
Net change in expected credit loss provisions	(9)
Other provisions, ending balance	£ 94